Operating Expenses, Commissions, and Premium Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of operating expenses
Operating expenses, commissions and premium taxes for the years ended December 31 consist of the following(1):

	2021	2020
Operating expenses:
Employee expenses(2)	$5,102	$4,445
Premises and equipment	182	158
Capital asset depreciation	245	250
Service fees	1,101	946
Amortization of intangible assets (Note 9)	193	156
Impairment of intangible assets (Note 9)	9	11
Other expenses	1,747	1,435
Operating expenses	$8,579	$7,401
Commissions	2,809	2,612
Premium taxes	429	428
Total operating expenses, commissions and premium taxes	$11,817	$10,441

(1)    Reflects a change in presentation to aggregate total operating expenses, commissions and premium taxes. We have updated the prior period to reflect this change in presentation.
(2)    See table below for further details.

Summary of employee expenses
Employee expenses for the years ended December 31 consist of the following:

	2021	2020
Salaries, bonus, employee benefits	$4,320	$3,879
Share-based payments (Note 19)	757	540
Other personnel costs	25	26
Total employee expenses	$5,102	$4,445